Investments Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amounts maturing:
One year or less, Amortized Cost	$ 33,516	$ 28,522
After one through five years, Amortized Cost	7,508	51
After five through ten years, Amortized Cost	81	106
After ten years, Amortized Cost	0	0
Amortized Cost	41,105	28,679
One year or less, Estimated Fair value	33,506	28,521
After one through five years, Estimated Fair value	7,487	54
After five through ten years, Estimated Fair value	86	113
After ten years, Estimated Fair value	0	0
Estimated Fair Value	$ 41,079	$ 28,688